Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances
16.	Related Party Transactions and Balances

The table below sets forth the major related parties and their relationship with the Company as of December 31, 2024:

Name of related parties	Relationship with the Company
Chee Hoong Lew (“Mr. Lew”)	Director and one of the controlling shareholders
Yew Chean Lim (“Ms. Lim”)	Director of Win-Fung
Wai Boon Law (“Ms. Law”)	Director of Win-Fung
Flakeshield Sdn Bhd (“Flakeshield”)	Mr. Lew owns 50%
Acmos (M) Sdn Bhd (“Acmos”)	Mr. Lew owns 90%
Win Fung Prop Sdn Bhd (“WFP”)	Mr. Lew owns 90%
Kirby Swim Equip Pty Ltd (“Kirby Australia”)	Ms. Law ultimately owns 35%
Kirby Swim Equipment Pte Ltd (“Kirby Singapore”)	Ms. Law owns 35%
One Fatboyz Limited (“OFL”)	Shareholder of the Company, owns 4.76%
Snow Bear Capital Limited (“SBCL”)	Shareholder of the Company, owns 4.76%

During the years ended December 31, 2024, 2023 and 2022, related party transactions consist of the following:

	Years Ended December 31,
	2024	2023	2022
Sales to Flakeshield	$30,024	$25,450	$34,680
Sales to Acmos	2,689	5,944	14,727
Sales to Kirby Singapore	197	-	-
Purchase from Flakeshield	2,320	8,761	5,623
Purchase from Acmos	8,571	185,989	127,793
Rental income from Flakeshield	6,558	6,582	6,821
Rental expenses to WFP	5,902	7,899	8,185
Rental expenses to Mr. Lew	31,477	2,633	-
Advances from OFL	-	231,190	-
Advances from SBCL	273,204	121,867	-
Advances from Kirby Australia	2,638	-	-

As of December 31, 2024 and 2023, accounts receivable consisted of the following amount due from related parties:

	At December 31,
	2024	2023
Flakeshield	$18,695	$2,174
Kirby Singapore	1,077	-
Total	$19,772	$2,174

As of December 31, 2024 and 2023, other receivable consisted of the following amount due from related parties:

	At December 31,
	2024	2023
Flakeshield	$890	$948
SBCL	13,732	-
Total	$14,622	$948

As of December 31, 2024 and 2023, accounts payable consisted of the following amount due to related parties:

	At December 31,
	2024	2023
Flakeshield	$-	$1,351
Acmos	-	122,955
Total	$-	$124,306

As of December 31, 2024 and 2023, other payable consisted of the following amount due to related parties:

	At December 31,
	2024	2023
Kirby Australia	$2,638	$-

As of December 31, 2024 and 2023, due to related parties consists of the following:

	At December 31,
	2024	2023
Mr. Lew	$15,636	$54,623
Ms. Lim	-	4,456
Ms. Law	55,037	57,546
OFL	231,190	231,190
SBCL	395,071	121,867
Total	$696,934	$469,682

The transactions amount due to related parties are as of the following:

	At December 31,
	2024	2023
Beginning of the years January 1,	$469,682	$320,537
Advances	280,154	353,057
Repayment	(52,902)	(203,912)
Years ended December 31,	$696,934	$469,682

The balances mainly represent operating expenses and corporate expenses paid on behalf of the Company. The amount due to related parties is non-trade, unsecured, non-interest bearing and is repayable on demand.